Organization and Principal Activities (Details) - Schedule of consolidated statements of cash flows - Variable Interest Entity [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (375,922)	¥ (164,268)	¥ (16,195)
Net cash used in investing activities	(2,685)	(54)	(99,087)
Net cash generated from financing activities	¥ 371,637	¥ 91,241	¥ 72,778